Retirement benefits - Summary of Retirement Benefits by Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 1,602	$ 2,904
Non-current assets	9,151	10,200
Non-current liabilities:	(7,549)	(7,296)
Pensions
Disclosure of net defined benefit liability (asset) [line items]
Non-current liabilities:	(4,448)	(4,417)
OPEB
Disclosure of net defined benefit liability (asset) [line items]
Non-current liabilities:	(3,101)	(2,879)
Obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(78,024)	(73,481)	$ (107,336)
Obligations | OPEB
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(3,101)	(2,879)	(4,867)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	79,961	76,756	$ 104,495
Asset ceilings
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ (335)	$ (371)